CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and due from banks	$ 13,269	$ 8,665
Interest earning deposits at Federal Reserve Bank	936,989	1,059,320
Securities purchased under agreements to resell	40,068	46,250
Total cash and cash equivalents	990,326	1,114,235
Investment securities, available-for-sale, at fair value	1,370,027	1,493,639
Investment securities, held-to-maturity (fair value $91,934 and $91,914, respectively)	93,649	93,765
Commercial loans held for sale	284,501	217,080
Loans, net of deferred loan fees and costs	968,033	874,593
Allowance for loan and lease losses	(4,352)	(3,638)
Loans, net	963,681	870,955
Federal Home Loan and Atlantic Central Bankers Bank stock	1,063	1,002
Premises and equipment, net	19,271	17,697
Accrued interest receivable	11,526	11,251
Intangible assets, net	5,541	6,228
Deferred tax asset, net	35,874	33,673
Investment in unconsolidated entity, at fair value	187,186	193,595
Assets held for sale	651,158	887,929
Other assets	43,804	45,268
Total assets	4,657,607	4,986,317
Deposits
Demand and interest checking	3,993,393	4,289,586
Savings and money market	321,264	330,798
Time deposits	1,400	1,400
Total deposits	4,316,057	4,621,784
Securities sold under agreements to repurchase	2,357	19,414
Subordinated debenture	13,401	13,401
Other liabilities	10,038	12,695
Total liabilities	4,341,853	4,667,294
SHAREHOLDERS' EQUITY
Common stock - authorized, 50,000,000 shares of $1.00 par value; 37,858,237 and 37,808,777 shares issued at June 30, 2015 and December 31, 2014, respectively	37,858	37,809
Treasury stock, at cost (100,000 shares)	(866)	(866)
Additional paid-in capital	298,978	297,987
Retained earnings	(27,854)	(28,242)
Accumulated other comprehensive income	7,638	12,335
Total shareholders' equity	315,754	319,023
Total liabilities and shareholders' equity	$ 4,657,607	$ 4,986,317